Name: Alfred P. Ouellette
Title:	Assistant Vice President and
Senior Counsel

December 23, 2008

EDGAR

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:	John Hancock Municipal Securities Trust– (the “Trust”)
Prospectuses and Statement of Additional Information:
- John Hancock High Yield Municipal Bond Fund and
- John Hancock Tax-Free Bond Fund (the “Funds”);
File Nos. 811-5968 and 33-32246

CERTIFICATE UNDER RULE 497(j)

Gentlemen and Ladies:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of the Funds’ Prospectuses and the Funds’ Statement of Additional Information dated January 1, 2009 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette